Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2023
Loss Per Share
Schedule of net loss per share and related information

	Group
Basic and diluted loss per share	June 30, 2023	June 30, 2022 *	June 30, 2021
Net (loss) attributable to common stockholders ($’000)	(121,370)	(128,919)	(63,092)
Weighted average number of shares
Basic and diluted – common Stock	155,401,121	126,814,171	99,915,563
Basic and diluted net loss per share	(0.78)	(1.02)	(0.58)
Basic and diluted – C shares			8,047,417
Basic and diluted net loss per share			(0.58)

* Amounts have been revised, see Note 2 of the Financial Statements for the year ended June 30, 2023 included elsewhere in this document for further information.

Group
Basic and diluted loss per share	June 30, 2021
Net (loss) attributable to common stockholders	(58,389,069)
Weighted average number of shares – Basic and diluted	67,892,971
Basic and diluted net loss per share – common stockholders	(0.86)
Net loss attributable to class C stockholders	(4,702,784)
Weighted average number of class C shares	5,468,249
Basic and diluted net loss per share – class C stockholders	(0.86)